Accounts Receivable, net (including related parties)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net (including related parties)
Accounts Receivable, net (including related parties)

Note 11.  Accounts Receivable, net (including related parties)

	December 31,	December 31,
	2023	2024

	(in thousands)
Accounts receivable	$235,815	236,782
Accounts receivable from related parties	14	31
Less: Loss allowance	—	—
	$235,829	236,813

As of December 31, 2023 and 2024, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2023
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$231,676	0%	$—
Past due within 30 days	3,591	0%	—
Past due 31‑60 days	462	0%	—
Past due 61‑90 days	9	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	91	0%-100.00%	—
	$235,829		$—

	December 31, 2024
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$235,882	0%	$—
Past due within 30 days	915	0%	—
Past due 31‑60 days	14	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	2	0%	—
Past due over 121 days	—	0%-100.00%	—
	$236,813		$—

There were no changes in loss allowance as of December 31, 2023 and 2024.

There were no activities in loss allowance for the years ended December 31, 2022, 2023 and 2024, respectively.